UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $ 87,179
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------      -----       --------    -------   --- ----   ----------  --------  ----    ------  ----
4 KIDS ENTMT INC               COM           350865101    1,294       71,000   SH         SOLE                   71,000
ALLEGIANT TRAVEL CO            COM           01748X102    2,806      100,000   SH         SOLE                  100,000
ARBITRON INC                   COM           03875Q108    3,297       75,900   SH         SOLE                   75,900
CAMECO CORP                    COM           13321L108    8,195      202,600   SH         SOLE                  202,600
CBEYOND INC                    COM           149847105   13,980      457,000   SH         SOLE                  457,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A          18451C109    2,836      101,600   SH         SOLE                  101,600
COCA COLA CO                   COM           191216100    2,413       50,000   SH         SOLE                   50,000
COINSTAR INC                   COM           19259P300   12,411      406,000   SH         SOLE                  406,000
COLLECTORS UNIVERSE INC        COM NEW       19421R200    1,363      101,700   SH         SOLE                  101,700
COLOR KINETICS INC             COM           19624P100    3,249      152,200   SH         SOLE                  152,200
DARLING INTL INC               COM           237266101    1,398      253,800   SH         SOLE                  253,800
DG FASTCHANNEL INC             COM           23326R109    1,370      101,600   SH         SOLE                  101,600
DTS INC                        COM           23335C101    9,821      406,000   SH         SOLE                  406,000
HEALTH GRADES INC              COM           42218Q102      456      101,500   SH         SOLE                  101,500
HOUSTON WIRE & CABLE CO        COM           44244K109    1,588       76,000   SH         SOLE                   76,000
LAMAR ADVERTISING CO           CL A          512815101    3,315       50,700   SH         SOLE                   50,700
LEVEL 3 COMMUNICATIONS INC     COM           52729N100    2,843      507,700   SH         SOLE                  507,700
NET 1 UEPS TECHNOLOGIES INC    COM NEW       64107N206    6,001      203,000   SH         SOLE                  203,000
ORBCOMM INC                    COM           68555P100    3,671      416,200   SH         SOLE                  416,200
PROVIDENCE SVC CORP            COM           743815102    1,257       50,000   SH         SOLE                   50,000
STRATASYS INC                  COM           862685104    1,275       40,600   SH         SOLE                   40,600
SUNPOWER CORP                  CL A          867652109    1,320       35,500   SH         SOLE                   35,500
VA SOFTWARE CORP               COM           91819B105    1,021      203,000   SH         SOLE                  203,000
                                                         87,179






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